CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Series A Convertible Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2017	66,625	7,278,754
Beginning balance, amount at Dec. 31, 2017	$ 0	$ 7	$ 100,954	$ (138,101)	$ (37,140)
Conversion of Series A Preferred Stock to common stock, shares	(66,625)	6,662,500
Conversion of Series A Preferred Stock to common stock, amount		$ 7	(7)
Conversion of accrued interest on notes payable - related party to common stock, shares		75,118
Conversion of accrued interest on notes payable - related party to common stock, amount			167		167
Conversion of stock options, shares		95,865
Issuance of warrants for debt repayment			322		322
Issuance of restricted common stock, shares		904,000
Issuance of restricted common stock, amount		$ 1	(1)
Issuance of common stock for exercise of warrants, shares		192,208
Issuance of common stock for exercise of warrants, amount			64		64
Issuance of common stock for debt inducement, shares		600,000
Issuance of common stock for debt inducement, amount		$ 1	184		185
Warrants repurchased			(1,095)		(1,095)
Shared-based compensation			862		862
Net income (loss)				53,607	53,607
Ending balance, shares at Dec. 31, 2018	0	15,808,445
Ending balance, amount at Dec. 31, 2018	$ 0	$ 16	101,450	(84,494)	16,972
Issuance of common stock for debt conversion, shares		29,480,383
Issuance of common stock for debt conversion, amount		$ 29	55,046		55,075
Shared-based compensation			299		299
Net income (loss)				(2,995)	(2,995)
Ending balance, shares at Mar. 31, 2019		45,288,828
Ending balance, amount at Mar. 31, 2019		$ 45	156,795	(87,489)	69,351
Beginning balance, shares at Dec. 31, 2018	0	15,808,445
Beginning balance, amount at Dec. 31, 2018	$ 0	$ 16	101,450	(84,494)	16,972
Net income (loss)					(5,455)
Ending balance, shares at Jun. 30, 2019		53,827,065
Ending balance, amount at Jun. 30, 2019		$ 53	175,185	(89,949)	85,289
Beginning balance, shares at Dec. 31, 2018	0	15,808,445
Beginning balance, amount at Dec. 31, 2018	$ 0	$ 16	101,450	(84,494)	16,972
Issuance of common stock for debt conversions, shares		29,480,383
Issuance of common stock for debt conversions, amount		$ 29	55,046		55,075
Issuance of restricted common stock, shares		430,000
Issuance of restricted common stock, amount		$ 1	(1)
Issuance of common stock to non-affiliates, shares		10,150,000
Issuance of common stock to non-affiliates, amount		$ 10	14,990		15,000
Issuance of common stock to affiliate, shares		15,122,662
Issuance of common stock to affiliate, amount		$ 15	27,985		28,000
Issuance of common stock for exercise of warrants, shares		60,056
Cashless exercise of stock options, shares		9,782
Shared-based compensation			1,557		1,557
Net income (loss)				(11,102)	(11,102)
Ending balance, shares at Dec. 31, 2019		71,061,328
Ending balance, amount at Dec. 31, 2019		$ 71	201,027	(95,596)	105,502
Beginning balance, shares at Mar. 31, 2019		45,288,828
Beginning balance, amount at Mar. 31, 2019		$ 45	156,795	(87,489)	69,351
Issuance of restricted common stock, shares		160,000
Issuance of common stock to non-affiliates, shares		1,500,000
Issuance of common stock to non-affiliates, amount		$ 1	2,999		3,000
Issuance of common stock to affiliate, shares		6,818,181
Issuance of common stock to affiliate, amount		$ 7	14,993		15,000
Issuance of common stock for exercise of warrants, shares		60,056
Shared-based compensation			398		398
Net income (loss)				(2,460)	(2,460)
Ending balance, shares at Jun. 30, 2019		53,827,065
Ending balance, amount at Jun. 30, 2019		$ 53	175,185	(89,949)	85,289
Beginning balance, shares at Dec. 31, 2019		71,061,328
Beginning balance, amount at Dec. 31, 2019		$ 71	201,027	(95,596)	105,502
Issuance of restricted common stock, shares		1,119,000
Issuance of restricted common stock, amount		$ 1	(1)
Rescinded restricted common stock, shares		(55,000)
Shared-based compensation			853		853
Net income (loss)				(4,257)	(4,257)
Ending balance, shares at Mar. 31, 2020		72,125,328
Ending balance, amount at Mar. 31, 2020		$ 72	201,879	(99,853)	102,098
Beginning balance, shares at Dec. 31, 2019		71,061,328
Beginning balance, amount at Dec. 31, 2019		$ 71	201,027	(95,596)	$ 105,502
Rescinded restricted common stock, shares					(55,000)
Net income (loss)					$ (6,998)
Ending balance, shares at Jun. 30, 2020		72,125,328
Ending balance, amount at Jun. 30, 2020		$ 72	202,598	(102,594)	100,076
Beginning balance, shares at Mar. 31, 2020		72,125,328
Beginning balance, amount at Mar. 31, 2020		$ 72	201,879	(99,853)	102,098
Shared-based compensation			719		719
Net income (loss)				(2,741)	(2,741)
Ending balance, shares at Jun. 30, 2020		72,125,328
Ending balance, amount at Jun. 30, 2020		$ 72	$ 202,598	$ (102,594)	$ 100,076